UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-21419)

Hennessy SPARX Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  July 31, 2012

Item 1. Schedule of Investments.

Hennessy Select SPARX Japan Fund
Schedule of Investments
July 31, 2012 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 97.15%
Consumer Discretionary - 22.81%
Asics Corp.	73,300	$857,945	4.93%
Isuzu Motors, Ltd.	65,000	331,375	1.91%
Ryohin Keikaku Co., Ltd.	24,500	1,323,733	7.61%
Shimano, Inc.	21,900	1,454,301	8.36%
		3,967,354	22.81%
Consumer Staples - 12.27%
Kao Corp.	34,400	929,712	5.35%
Pigeon Corp.	8,800	383,278	2.20%
Unicharm Corp.	14,900	820,885	4.72%
		2,133,875	12.27%
Financials - 6.01%
Mizuho Financial Group	299,500	493,263	2.84%
Sumitomo Mitsui Financial Group, Inc.	17,500	551,098	3.17%
		1,044,361	6.01%
Health Care - 13.51%
Mani, Inc.	14,800	496,798	2.85%
Rohto Pharmaceutical Co., Ltd.	86,000	1,162,831	6.69%
Terumo Corp.	16,900	690,273	3.97%
		2,349,902	13.51%
Industrials - 32.18%
Daikin Industries	22,600	613,964	3.53%
Itochu Corp.	56,500	584,877	3.36%
Komatsu, Ltd.	12,200	270,648	1.56%
Marubeni Corp.	89,000	593,672	3.41%
Misumi Group, Inc.	57,400	1,390,460	8.00%
Mitsubishi Corp.	49,100	971,625	5.59%
Sumitomo Corp.	83,600	1,171,160	6.73%
		5,596,406	32.18%
Information Technology - 7.88%
Keyence Corp.	5,500	1,369,835	7.88%
Materials - 2.49%
Fuji Seal International, Inc.	23,100	433,378	2.49%
TOTAL COMMON STOCKS (Cost $14,002,935)		16,895,111	97.15%

SHORT-TERM INVESTMENTS - 3.67%
Money Market Funds - 3.67%
Fidelity Government Portfolio - Institutional Class, 0.0100% (a)	638,615	638,615	3.67%
TOTAL MONEY MARKET FUNDS (Cost $638,615)		638,615	3.67%
TOTAL SHORT-TERM INVESTMENTS (Cost $638,615)		638,615	3.67%

Total Investments (Cost $14,641,550) - 100.82%		17,533,726	100.82%
Liabilities in Excess of Other Assets - (0.82)%		(143,410)	(0.82)%
TOTAL NET ASSETS - 100.00%		$17,390,316	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of July 31, 2012.

Cost of investments	$14,676,473
Gross unrealized appreciation	3,521,631
Gross unrealized depreciation	(664,378)
Net unrealized appreciation	$2,857,253

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.
The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgement of the Board of Trustees or its designee intead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values are considered level 2 prices in the fair valuation hierarchy. Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when investors will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using prices furnished by a pricing service. U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$-	$3,967,354	$-	$3,967,354
Consumer Staples	-	2,133,875	-	2,133,875
Financials	-	1,044,361	-	1,044,361
Health Care	-	2,349,902	-	2,349,902
Industrials	-	5,596,406	-	5,596,406
Information Technology	-	1,369,835	-	1,369,835
Materials	-	433,378	-	433,378
Total Common Stock	$-	$16,895,111	$-	$16,895,111

Short-Term Investments
Money Market Funds	638,615	-	-	638,615
Total Short-Term Investments	$638,615	$-	$-	$638,615

Total Investments in Securities	$638,615	$16,895,111	$-	$17,533,726

Transfers between levels are recognized at July 31, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended July 31, 2012.

Hennessy Select SPARX Japan Smaller Companies Fund
Schedule of Investments
July 31, 2012 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 91.43%
Consumer Discretionary - 17.31%
Doshisha Co., Ltd.	7,400	$214,130	2.32%
Gulliver International Co., Ltd.	5,800	176,623	1.92%
Hagihara Industries, Inc.	12,400	207,165	2.25%
Nippon Seiki Co., Ltd.	18,000	176,557	1.92%
Seiko Holdings	44,000	119,447	1.30%
Tohokushinsha Film Corp.	12,100	98,664	1.07%
Toridoll.corp	13,300	230,266	2.50%
Village Vanguard Co., Ltd.	130	122,443	1.33%
West Holdings Corp.	12,500	248,511	2.70%
		1,593,806	17.31%
Consumer Staples - 1.25%
Cawachi Ltd.	5,700	114,981	1.25%
Financials - 1.36%
Kenedix, Inc. (a)	957	125,648	1.36%
Health Care - 1.43%
Message Co., Ltd.	38	132,015	1.43%
Industrials - 31.73%
Aichi Corp.	43,000	192,891	2.10%
Anest Iwata Corp.	42,000	192,245	2.09%
Asunaro Aoki Construction, Ltd.	24,000	120,499	1.31%
Iwatani Corp.	48,000	181,082	1.97%
Kyosan Electric Manufacturing Co., Ltd.	59,000	241,537	2.62%
Mirait Holdings Corp.	27,200	197,176	2.14%
Morita Holdings Corp.	25,000	183,570	1.99%
Nichias Corp.	17,000	84,963	0.92%
Nihon Trim Co., Ltd.	3,000	73,336	0.80%
Nippon Yusoki Co., Ltd.	41,000	117,058	1.27%
Nisshinbo Holdings	25,000	163,651	1.78%
Nitto Kogyo Corp.	10,200	183,160	1.99%
Nittoku Eng Co.	15,500	206,333	2.24%
Prestige International, Inc.	12,000	130,178	1.41%
Sankyu, Inc.	39,000	145,910	1.58%
SBS Holdings, Inc.	13,600	135,034	1.47%
Shin Nippon Air Technologies Co., Ltd.	37,800	232,333	2.52%
Toshin Group Co., Ltd.	5,600	140,636	1.53%
		2,921,592	31.73%
Information Technology - 24.36%
D.A. Consortium, Inc.	433	111,107	1.21%
Iriso Electronics	10,100	163,538	1.78%
Macnica, Inc.	5,600	118,120	1.28%
Micronics Japan Co., Ltd.	36,400	124,621	1.35%
Nifty Corp.	29	45,859	0.50%
Nihon Dempa Kogyo	10,500	125,459	1.36%
Nippon Chemi-con Corp.	72,000	160,721	1.75%
Roland DG Corp.	15,100	173,984	1.89%
SIIX Corp.	11,900	143,183	1.56%
SMS Co., Ltd.	69	166,180	1.81%
SRA Holdings, Inc.	15,400	176,284	1.91%
Tamura Corp.	74,000	173,448	1.88%
Towa Corp.	25,600	176,537	1.92%
UKC Holdings Corp.	10,200	124,337	1.35%
UT Holdings Co., Ltd.	262	170,671	1.85%
Yamaichi Electronics Co., Ltd. (a)	47,000	88,761	0.96%
		2,242,810	24.36%
Materials - 11.99%
Fujikura Kasei Co., Ltd.	38,600	181,776	1.97%
Fujimori Kogyo Co.	7,100	139,844	1.52%
Konishi Co., Ltd.	13,200	184,815	2.01%
Nippon Carbide Industries Co., Inc.	92,000	124,618	1.35%

NOF Corp.	38,000	183,219	1.99%
Okabe Co., Ltd.	18,700	112,949	1.23%
Yushiro Chemical	17,700	176,816	1.92%
		1,104,037	11.99%
Utilities - 2.00%
Shizuokagas Co.	28,500	184,431	2.00%
TOTAL COMMON STOCKS (Cost $7,636,596)		8,419,320	91.43%

SHORT-TERM INVESTMENTS - 8.62%

	Principal Amount	Value	% of Net Assets
Demand Notes # - 2.22%
American Family Financial Services, 0.1001%	204,103	$204,103	2.22%
TOTAL DEMAND NOTES (Cost $204,103)		204,103	2.22%

	Number of Shares	Value	% of Net Assets
Money Market Funds - 6.40%
Federated Government Obligations Fund - Class I, 0.0100% (b)	139,339	139,339	1.51%
Fidelity Government Portfolio - Institutional Class, 0.0100% (b)	450,000	450,000	4.89%
TOTAL MONEY MARKET FUNDS (Cost $589,339)		589,339	6.40%
TOTAL SHORT-TERM INVESTMENTS (Cost $793,442)		793,442	8.62%

Total Investments (Cost $8,430,038) - 100.05%		9,212,762	100.05%
Liabilities in Excess of Other Assets - (0.05)%		(4,266)	(0.05)%
TOTAL NET ASSETS - 100.00%		$9,208,496	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of July 31, 2012
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. Interest rates listed are as of July 31, 2012.

Cost of investments	$8,722,791
Gross unrealized appreciation	1,078,886
Gross unrealized depreciation	(588,915)
Net unrealized appreciation	$489,971

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.
The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgement of the Board of Trustees or its designee intead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values are considered level 2 prices in the fair valuation hierarchy. Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when investors will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using prices furnished by a pricing service. U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary		$1,593,806	$-	$1,593,806
Consumer Staples		114,981	-	114,981
Financials		125,648	-	125,648
Health Care		132,015	-	132,015
Industrials		2,921,592	-	2,921,592
Information Technology		2,242,810	-	2,242,810
Materials		1,104,037	-	1,104,037
Utilities		184,431	-	184,431
Total Common Stock	$-	$8,419,320	$-	$8,419,320

Short-Term Investments
Money Market Funds	589,339		-	589,339
Demand Notes	-	204,103	-	204,103
Total Short-Term Investments	$589,339	$204,103	$-	$793,442

Total Investments in Securities	$589,339	$8,623,423	$-	$9,212,762

Transfers between levels are recognized at July 31, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended July 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hennessy SPARX Funds Trust

By (Signature and Title)		/s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date	9/28/12

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date	9/28/12

By (Signature and Title)*		/s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date	9/28/12